CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Allowance for credit losses	$ 10,107	$ 9,815
Ordinary shares, par value (in usd per share)	$ 1	$ 1
Common stock authorized (in shares)	125,000,000	125,000,000
Common stock issued (in shares)	74,774,827	74,774,827
Common stock outstanding (in shares)	63,050,434	62,398,221
Treasury stock (in shares)	11,724,393	12,376,606